Investment Objectives and Goals	Apr. 30, 2026
Protective Life Dynamic Allocation Series – Conservative Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Protective Life Dynamic Allocation Series – Conservative Portfolio (“Conservative Portfolio”) seeks total return through income and growth of capital, balanced by capital preservation.
Protective Life Dynamic Allocation Series - Moderate Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Protective Life Dynamic Allocation Series – Moderate Portfolio (“Moderate Portfolio”) seeks total return through growth of capital and income, balanced by capital preservation.
Protective Life Dynamic Allocation Series - Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Protective Life Dynamic Allocation Series – Growth Portfolio (“Growth Portfolio”) seeks total return through growth of capital, balanced by capital preservation.